NOTE 16 – CONTINGENCY/LEGAL		6 Months Ended
	Sep. 08, 2026	Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
NOTE 16 – CONTINGENCY/LEGAL

NOTE 16 – CONTINGENCY/LEGAL

As of December 31, 2025, no director, executive officer, or promoter has been involved in legal proceedings requiring disclosure under Item 103 of Regulation S‑K during the past ten years. From time to time, the Company may be subject to routine litigation incidental to its business. The Company is not a party to any pending legal proceedings that, individually or in the aggregate, are expected to have a material adverse effect on its business, financial condition, results of operations, or cash flows.

NOTE 15 – CONTINGENCY/LEGAL

As of June 30, 2026, no director, executive officer, or promoter has been involved in legal proceedings requiring disclosure under Item 103 of Regulation S‑K during the past ten years. From time to time, the Company may be subject to routine litigation incidental to its business. The Company is not a party to any pending legal proceedings that, individually or in the aggregate, are expected to have a material adverse effect on its business, financial condition, results of operations, or cash flows.